Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                      San Francisco, California 94104-2635
                            Telephone (415) 835-1600
                            Facsimile (415) 217-5333
                         Internet: www.paulhastings.com

June 15, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      The Montgomery Funds II
                  File Nos. 33-69686 and 811-8064
                  Rule 497(e)

Ladies and Gentleman:

                  Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing are: (i) a supplement dated June 15, 2001 to the combined Class R share prospectus of the Montgomery Global Long-Short Fund, a series of The Montgomery Funds II (the "Registrant"), and other series of another registrant, dated October 31, 2000, and to the prospectus of the Class B and Class C shares of the Montgomery Global Long Short Fund, dated July 31, 2000; and (ii) a supplement dated June 15, 2001 to the prospectus of the Montgomery Institutional Series: International Growth Portfolio, also a series of the Registrant, dated October 31, 2000. Each enclosed supplement contains an appropriate reference on its face to Rule 497(e) in accordance with Rule 497(g).

                  Please   direct  any  inquiries   regarding   this  filing  to
undersigned at the number listed above.

                                           Very truly yours,

                                           /s/ Thao H. Ngo

                                               Thao H. Ngo
                                for PAUL, HASTINGS, JANOFSKY & WALKER LLP

                                                                     Rule 497(e)
                                                 File Nos. 33-69686 and 811-8064

                              The MONTGOMERY Funds

                         Supplement dated June 15, 2001

         To the Class R and Class P Prospectuses, dated October 31, 2000

                And to the Prospectus of the Class B and Class C shares of the Montgomery Global Long-Short Fund, dated July 31, 2000


Portfolio Managers:

Effective June 1, 2001, Oscar Castro will be the sole portfolio manager for the Montgomery Global Opportunities Fund, the Montgomery International Growth Fund, the Montgomery International 20 Portfolio and the Montgomery Global 20 Portfolio. Mr. Castro will continue to co-manage the Montgomery Global Long-Short Fund along with Josephine Jimenez, Chetan Joglekar, Daniel Kern, Nancy Kukacka and S. Bob Rezaee. Additionally, effective May 25, 2001, Jerome "Cam" Philpott and Stuart Roberts will be the portfolio managers for the Montgomery U.S. Emerging Growth Fund.

                                                                     Rule 497(e)
                                                 File Nos. 33-69686 and 811-8064

                              The MONTGOMERY Funds

                         Supplement dated June 15, 2001

            To the Prospectus of the Montgomery Institutional Series:
                         International Growth Portfolio,
                             dated October 31, 2000

Portfolio Manager:

Effective June 1, 2001, Oscar Castro will be the sole portfolio manager for the Montgomery Institutional Series: International Growth Portfolio.